Accumulated Other Comprehensive Income (Loss)	12 Months Ended
Dec. 31, 2016
Equity [Abstract]
Accumulated Other Comprehensive Income (Loss)
Accumulated Other Comprehensive Income (Loss) (a)

The following table shows the changes in other comprehensive income (loss) for the past two years:

	For the year ended December 31, 2016
(In thousands)	Net unrealized gains (losses) on securities	Adjustments related to defined benefit plan	Net unrealized gains (losses) from cash flow hedges:	Accumulated other comprehensive income (loss)
Balance, beginning of period	$(2)	$(448)	$(17)	$(467)
Other comprehensive income before reclassifications	116	—	729	845
Less amounts reclassified from accumulated other comprehensive loss	275	(57)	—	218
Period change	(159)	57	729	627
Balance, end of period	$(161)	$(391)	$712	$160

	For the year ended December 31, 2015
(In thousands)	Net unrealized gains (losses) on securities	Adjustments related to defined benefit plan	Net unrealized losses from cash flow hedges:	Accumulated other comprehensive income (loss)
Balance, beginning of period	$143	$—	$—	$143
Other comprehensive loss before reclassifications	(127)	(498)	(17)	(642)
Less amounts reclassified from accumulated other comprehensive loss	18	(50)	—	(32)
Period change	(145)	(448)	(17)	(610)
Balance, end of period	$(2)	$(448)	$(17)	$(467)

(a) All amounts are net of tax.